SCHEDULE OF RENTAL PROPERTY OPERATING EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Repair and maintenance	$ 759,555	$ 604,040	$ 1,446,463	$ 1,215,237
Utilities	98,550	98,705	281,403	216,240
Insurance	118,265	88,512	222,475	173,138
Property management	71,881	59,178	134,067	113,800
Real estate taxes	237,500	218,257	390,834	429,350
Adjustment for expected credit losses	13,112	(46,818)	24,081	(99,776)
Other property related expenses	409,233	260,914	740,567	591,598
Total	$ 1,708,096	$ 1,282,788	$ 3,239,890	$ 2,639,587
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Repair and maintenance					$ 2,351,598	$ 1,661,900	$ 1,234,863
Property management					1,062,320	1,072,509	783,495
Real estate taxes					731,261	357,457	333,613
Adjustment for expected credit losses					(87,723)	1,470,990	1,062,133
Other property related expenses					1,085,494	844,583	673,261
Total					$ 5,142,950	$ 5,407,439	$ 4,087,365